Income tax credit/(expense) - Additional information related to tax (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income tax related to recognition in other comprehensive income
Deferred tax (Note 17)		£ (1,287,000)	£ 1,448,000	£ 1,901,000
Current tax			(2,017,000)	(1,799,000)
Total income tax (expense)/credit recognized in other comprehensive income		£ (1,287,000)	(569,000)	102,000
US
Income tax related to recognition in other comprehensive income
Deferred tax (Note 17)			£ 3,395,000	£ 422,000
Tax rate		21.00%	21.00%	21.00%
Non-cash deferred tax charge			£ 66,561,000	£ 3,916,000
UK
Income tax related to recognition in other comprehensive income
Deferred tax (Note 17)		£ (1,287,000)	£ (1,947,000)	1,479,000
Tax rate	25.00%	19.00%	19.00%
Non-cash deferred tax charge			£ 11,224,000	£ 3,915,000